Accounts receivable - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Trade and other current receivables [abstract]
Fair value pricing adjustments	$ 0.0	$ (2.1)	$ (6.0)	$ (2.4)
Allowance account for credit loss	$ 0.0	$ 0.0	$ (0.9)	$ 0.0